SCHEDULE OF NON-CASH OTHER INCOME (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Notes and other explanatory information [abstract]
Accretion of decommissioning provision (note 12)	$ 746	$ 394	$ 1,589	$ 775
Accretion of COMIBOL initial investment CAPEX receivable (note 5(a))	(461)	12	(977)	(440)
Finance charges on leases		162	28	296
Interest expense, carrying and finance charges (note 10)	1,185	348	2,060	600
Non-cash other income	$ 1,470	$ 916	$ 2,700	$ 1,231